Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Warrants
6.
WARRANTS

Following is a summary of the warrant activity during the three months ended March 31, 2025 and 2024:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding January 1, 2024	22,518,894	$1.35
Issued	—	—
Exercised	—	—
Expired	(4,838,707)	1.24
Outstanding March 31, 2024	17,680,187	$1.21

Outstanding January 1, 2025	17,732,764	$1.21
Issued	—	—
Exercised	—	—
Expired	—	—
Outstanding March 31, 2025	17,732,764	$1.21

As of March 31, 2025, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	1.08	April 29, 2026
10,195,451	USD$1.00	5.25	Jun 30, 2030
17,732,764

As of March 31, 2024, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	June 30, 2030
17,680,187

10. WARRANTS

On August 2, 2023, the Company issued 10,000,000 warrants with $1.00 exercise price in connection with the financing arrangement entered into with Secured Notes. The warrants allow the holder to purchase common stock at an exercise price equal to $1.00 per share at any time on or after their issuance date and on or prior to June 30, 2030. At time of issuance, the Company determined that the warrants had a fair value of $4.3 million and required classification as equity. On December 21, 2023, the total warrants increased by 142,874 warrants with an exercise price of US$1.00 per warrant in connection with Secured Notes amendment as described on footnote 11. The additional warrants had an estimated fair value of approximately $8 thousand and they were classified as equity in the Consolidated Balance Sheets as of December 31, 2023 and 2024.

The fair value of the warrants were measured using the Monte Carlo pricing model. Significant inputs into the model as of August 2, 2023 are as follows:

Monte Carlo Assumptions	August 2, 2023

Exercise price	$1.00
Warrant expiration date	June 30, 2030
Stock price	$0.85
Interest rate (annual) (1)	4.21%
Volatility (annual) (2)	50.0%
Remaining term (years)	6.91
Annualized dividend yield (3)	0%